Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Financial liabilities:
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	¥ 36,785	¥ (32,750)
Financial liabilities: | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	36,785	(32,750)
Financial liabilities: | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0
Financial liabilities: | Other short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	4,383	(15,805)
Financial liabilities: | Other short-term borrowings | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	4,383	(15,805)
Financial liabilities: | Other short-term borrowings | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0
Financial liabilities: | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	32,402	(16,945)
Financial liabilities: | Long-term debt | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	32,402	(16,945)
Financial liabilities: | Long-term debt | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0
Financial assets:
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	163,266	(89,160)
Financial assets: | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	41,324	148,265
Financial assets: | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	121,942	(237,425)
Financial assets: | Trading account securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	163,266	(89,160)
Financial assets: | Trading account securities | Trading account profits (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	41,324	148,265
Financial assets: | Trading account securities | Foreign exchange gains (losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	¥ 121,942	¥ (237,425)